SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease cost (included in general and admin in company's statement of operations)	$ 519,249	$ 217,821
Other information :
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended 9/30/2021	$ 531,539	$ 0
Weighted average remaining lease term-operating leases (in years)	3 years 11 months 1 day	4 years 8 months 1 day
Operating leases
Average discount rate - operating leases	5.00%	5.00%
Long -term right-of-use assets	$ 2,436,890	$ 2,813,186
Total right-of-use assets	2,436,890	2,813,186
Short-term operating lease liabilities	569,060	569,865
Long-term operating lease liabilities	2,087,481	2,471,598
Total operating lease liabilities	2,656,541	3,041,463
Maturities of the Company's lease liabilities are as follows:
2021	687,891	709,227
2022	730,133	690,685
2023	775,308	733,273
2024	742,160	777,890
2025	0	513,088
Total lease payments	2,935,492	3,424,163
Less: Imputed interest/present value discount	(278,951)	(382,700)
Present value of lease liabilities	$ 5,592,033	$ 3,041,463